Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Impaired Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related allowance	$ 55	$ 71
Recorded investment	648	2,903
Unpaid principal balance	651	2,903
Average recorded investment	3,130	4,055
Interest income recognized	93	139
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	182
Unpaid principal balance, with no related allowance recorded	185
Average recorded investment, with no related allowance recorded	417
Interest income recognized, with no related allowance recorded	23
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment	182
Unpaid principal balance	185
Average recorded investment	417
Interest income recognized	23
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	265	442
Unpaid principal balance, with no related allowance recorded	265	442
Average recorded investment, with no related allowance recorded	324	937
Interest income recognized, with no related allowance recorded	17	24
Recorded investment, with an allowance recorded	68	214
Unpaid principal balance, with an allowance recorded	68	214
Related allowance	50	70
Average recorded investment, with an allowance recorded	162	214
Interest income recognized, with an allowance recorded	4	5
Recorded investment	333	656
Unpaid principal balance	333	656
Average recorded investment	486	1,151
Interest income recognized	21	29
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded		398
Interest income recognized, with no related allowance recorded		38
Recorded investment, with an allowance recorded	133	133
Unpaid principal balance, with an allowance recorded	133	133
Related allowance	5	1
Average recorded investment, with an allowance recorded	133	395
Interest income recognized, with an allowance recorded	10	9
Recorded investment	133	133
Unpaid principal balance	133	133
Average recorded investment	133	793
Interest income recognized	10	47
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded investment, with no related allowance recorded		2,069
Unpaid principal balance, with no related allowance recorded		2,069
Average recorded investment, with no related allowance recorded	2,050	2,064
Interest income recognized, with no related allowance recorded	37	58
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment		2,069
Unpaid principal balance		2,069
Average recorded investment	2,050	2,064
Interest income recognized	37	58
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Recorded investment, with no related allowance recorded		45
Unpaid principal balance, with no related allowance recorded		45
Average recorded investment, with no related allowance recorded	44	47
Interest income recognized, with no related allowance recorded	2	5
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment		45
Unpaid principal balance		45
Average recorded investment	44	47
Interest income recognized	2	5
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized